Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Trading loans, securities, and other1
Trading loans, securities, and other	$ 154,077	$ 143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,107	10,946
Derivatives
Derivatives	79,351	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,404	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	71,794	69,675
Securities purchased under reverse repurchase agreements	170,365	160,167
FINANCIAL LIABILITIES
Trading deposits	24,969	23,805
Derivatives
Derivatives	72,175	91,133
Securitization liabilities at fair value	11,940	12,612
Financial liabilities designated at fair value through profit or loss	186,038	162,786
Obligations related to securities sold short	46,711	45,505
Obligations related to securities sold under repurchase agreements	140,533	128,024
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	154,077	143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,107	10,946
Derivatives
Derivatives	79,351	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,404	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	71,794	69,675
Securities purchased under reverse repurchase agreements	7,996	7,450
FINANCIAL LIABILITIES
Trading deposits	24,969	23,805
Derivatives
Derivatives	72,175	91,133
Securitization liabilities at fair value	11,940	12,612
Financial liabilities designated at fair value through profit or loss	186,038	162,786
Obligations related to securities sold short	46,711	45,505
Obligations related to securities sold under repurchase agreements	5,255	9,509
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,188	9,662
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,360	16,368
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,470	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,899	20,240
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,045	23,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,212	11,559
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,277	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,524	1,682
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,269	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,315	1,033
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,112	6,604
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,025	12,393
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,093	4,440
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,252	8,681
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	58,283	44,456
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,166	3,319
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,816	11,749
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,588	17,233
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	4	5
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,914	7,681
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,404	5,039
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,193	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,973	2,353
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	19,833	23,866
Derivatives
Derivatives	16,298	19,278
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	51,782	72,046
Derivatives
Derivatives	45,962	62,402
Recurring fair value measurement [member] | Credit Contracts [Member]
Derivatives
Derivatives	85	56
Derivatives
Derivatives	299	152
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	3,765	4,307
Derivatives
Derivatives	5,940	5,863
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	3,886	3,598
Derivatives
Derivatives	3,676	3,438
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	70,830	61,130
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	229	228
Derivatives
Derivatives	870	840
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	924	840
Derivatives
Derivatives	440	369
Obligations related to securities sold short	2,616	2,909
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	83	620
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	2
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	58,260	44,424
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	924	840
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,485	16,084
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	229	228
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	103	167
Derivatives
Derivatives	102	112
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	23	35
Derivatives
Derivatives	25	23
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives		4
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	744	634
Derivatives
Derivatives	313	234
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	83,162	82,547
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,951	9,873
Derivatives
Derivatives	78,450	102,983
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,404	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	67,567	66,298
Securities purchased under reverse repurchase agreements	7,996	7,450
FINANCIAL LIABILITIES
Trading deposits	24,483	23,389
Derivatives
Derivatives	71,496	90,530
Securitization liabilities at fair value	11,940	12,612
Financial liabilities designated at fair value through profit or loss	186,016	162,742
Obligations related to securities sold short	44,095	42,596
Obligations related to securities sold under repurchase agreements	5,255	9,509
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,105	9,042
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,360	16,368
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,470	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,899	20,240
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,043	23,466
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,212	11,559
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,277	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,524	1,682
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,269	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,315	1,033
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,112	6,604
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,940	12,344
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,093	4,440
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,189	8,621
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	23	32
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	2
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,816	11,749
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,103	1,149
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	4	5
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,758	6,608
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,404	5,039
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,193	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,973	2,353
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	19,730	23,699
Derivatives
Derivatives	16,032	19,010
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	51,756	72,006
Derivatives
Derivatives	45,936	62,378
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Contracts [Member]
Derivatives
Derivatives	85	56
Derivatives
Derivatives	299	152
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	3,765	4,303
Derivatives
Derivatives	5,889	5,804
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	3,114	2,919
Derivatives
Derivatives	3,340	3,186
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	85	49
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	927	845
Derivatives
Derivatives	31	50
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,303	2,537
FINANCIAL LIABILITIES
Trading deposits	486	416
Derivatives
Derivatives	239	234
Financial liabilities designated at fair value through profit or loss	22	44
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	85	49
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	63	60
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,240	2,477
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	927	845
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	164	156
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	3	5
Derivatives
Derivatives	1	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	51	59
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	28	45
Derivatives
Derivatives	$ 23	$ 18